DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Net Financial Results (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income [Abstract]
Interest income		$ 32,704,620	$ 30,578,000	$ 69,294,820
Foreign exchange gain		185,761,132	122,275,649	774,074,871
Subtotal		218,465,752	152,853,649	843,369,691
Financial expenses [Abstract]
Interest expense	[1]	(88,652,830)	(73,285,957)	(70,549,538)
Foreign exchange loss		(297,610,053)	(199,650,890)	(1,372,385,135)
Subtotal		(386,262,883)	(272,936,847)	(1,442,934,673)
Other financial results [Abstract]
Fair value gains on financial instruments through profit or loss		174,027,779	236,285,774	560,924,565
Others		(10,510,028)	(22,846,381)	(7,939,027)
Subtotal		163,517,751	213,439,393	552,985,538
Loss on net monetary position		(58,886,419)	(64,994,633)	(161,912,121)
Total net financial results		(63,165,799)	28,361,562	(208,491,565)
Accrued interest on lease liabilities		$ 973,514	$ 1,853,684	$ 2,733,386

[1]	It includes Ps. 973,514, Ps. 1,853,684 and Ps. 2,733,386 of accrued interest corresponding to leasing liabilities, for the years ended December 31, 2025, 2024 and 2023, respectively.